SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Customer 1 percentage of sales	19.40%	14.20%	20.20%	11.90%
Customer 2 percentage of sales	21.80%	0.00%	18.10%	19.80%
Customer 3 percentage of sales	16.60%	0.00%	17.10%	10.70%
Customer 4 percentage of sales	10.10%	0.00%	0.00%	10.90%